Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2024 up through April 30, 2025 and identified the following subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

The Company resumed the cryptocurrencies mining business starting in January 2025. The cryptocurrency mining business had already generated about $6.5 million mining revenue from January to March 2025 for the Company.

On February 19, 2025, the Company entered into certain securities purchase agreement with certain non-U.S. persons as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell up to an aggregate of 15,555,600 restricted ordinary shares of the Company, par value $0.04 per share, at a price of $0.45 per Share for an aggregate purchase price of approximately $7 million. The net proceeds to the Company from the offering shall be used by the Company for working capital and general corporate purposes.